Investment in Cenovus Energy	12 Months Ended
Dec. 31, 2019
Investment in Cenovus Energy [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Note 7—Investment in Cenovus Energy

On May 17, 2017, we completed the sale of our 50

percent nonoperated interest in the FCCL

Partnership, as
well as the majority of our western Canada gas assets,

to Cenovus Energy.

Consideration for the transaction
included 208

million Cenovus Energy common shares, which, at closing,

approximated
16.9

percent of issued
and outstanding Cenovus Energy common stock.

See Note 5—Asset Acquisitions and Dispositions,

for
additional information on the Canada disposition.

The fair value and cost basis of our investment

in 208
million Cenovus Energy common shares was $ 1.96

billion based on a price of $
9.41

per share on the NYSE on
the closing date.

Our investment on our consolidated balance sheet

as of December 31, 2019, is carried at fair value

of $
2.11
billion, reflecting the closing price of Cenovus Energy

shares on the NYSE of $
10.15

per share, an increase of
$ 649

million from $
1.46

billion at December 31, 2018.

The increase in fair value represents the

net unrealized
gain recorded within the “Other income” line of our

consolidated income statement for the year ended
December 31, 2019 relating to the shares held at

the reporting date.

See Note 15—Fair Value Measurement
and Note 22—Other Financial Information,

for additional information.

Subject to market conditions, we
intend to decrease our investment over time through

market transactions, private agreements or

otherwise.